FINANCIAL INSTRUMENTS - Net Losses Recognized in Income (Details) - Other Derivatives - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Net losses recognized in income
Net Losses in Income	$ 2.0	$ (22.5)	$ (44.1)
Foreign exchange contracts | Cost of products sold
Net losses recognized in income
Net Losses in Income	(1.5)	4.5	(1.2)
Foreign exchange contracts | Marketing, general and administrative expense
Net losses recognized in income
Net Losses in Income	$ 3.5	$ (27.0)	$ (42.9)